Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of intangible assets

IT software
£ 000
Cost or valuation
At January 1, 2024	3,865
Additions	—
Disposals	(21)
At December 31, 2024	3,844
Additions	—
Disposals	(3,844)
At December 31, 2025	—
Accumulated amortization
At January 1, 2024	2,847
Amortization charge	885
Depreciation on disposals	(20)
At December 31, 2024	3,712
Amortization charge	131
Depreciation on disposals	(3,843)
At December 31, 2025	—
Net book value
At December 31, 2024	132
At December 31, 2025	—